Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Profit/(loss) for the year	$ 181,460		$ 161,397		$ 61,979
Items included in net income not affecting cash flows:
Depreciation and amortization	111,884		108,902		123,255
Reversal of prior impairment charges	(27,909)		0		0
Amortization of deferred debt issuance cost	2,628		2,972		2,902
(Gain) / loss, disposal of property, plant and equipment	0		18		0
(Gain)/loss, sale of vessel	0		0		(19,513)
Fair value (gain)/loss on derivative financial liabilities	0		504		(14,983)
Impairment of equity accounted investment	0		0		637
Compensation related to options and restricted stock	4,290		3,233		4,133
Net foreign exchange differences	10		(32)		(73)
(Gain)/loss modification of debt	0		(693)		(669)
Share of profit in associated companies	0		0		(1,327)
Changes in operating assets and liabilities:
Accounts receivable and accrued revenues	22,133		(16,383)		(28,703)
Capitalized voyage expenses	99		250		(1,403)
Prepaid expenses	6,358		(3,007)		(3,537)
Accounts payable and accrued expenses	(163)		(5,232)		5,573
Deferred shipping revenues	1,745		222		(693)
Inventories	(3,882)		(738)		327
Net cash provided by operating activities	298,654		251,411		127,906
Cash flows from investing activities
Investment in vessels	(6,687)		(128,081)		(9,902)
Investment in vessels under constuction	(90,196)		0		0
Proceeds from sale of vessels	0		0		112,399
Purchase of non-controlling interest in subsidiary	0		0		(2)
Acquisition of subsidiary, net of cash paid	0		0		8,267
Proceeds from sale of derivatives	0		3,256		0
Investment in other property, plant and equipment	(149)		(152)		(243)
Net cash provided by investing activities	(97,032)		(124,977)		110,518
Cash flows from financing activities
Cash dividends paid	(161,396)		(186,672)		(19,679)
Dividends paid to non-controlling interest	0		(590)		0
Repayment principal element of lease liability	(1,390)		(1,424)		(1,090)
Issuance of long-term debt	85,000		339,633		4,008
Purchase of treasury shares	(13,196)		(18,808)		(24,758)
Repayment of long-term debt	(106,927)		(309,902)		(131,825)
Net cash used in financing activities	(197,908)		(177,763)		(173,343)
Net (decrease)/increase in cash and cash equivalents	3,713		(51,329)		65,081
Net foreign exchange difference	(308)		119		209
Cash and cash equivalents at beginning of period	74,738	[1],[2]	125,948		60,658
Cash and cash equivalents at end of period	78,143	[1],[2]	74,738	[1],[2]	125,948
Specification of items included in operating activities:
Interest paid	31,257		29,480		23,450
Interest received	$ 3,842		$ 5,076		$ 1,481

[1]	Amounts carried at amortized cost.
[2]	Cash and cash equivalents include $339 thousand in restricted cash in 2024 and $370 thousand in restricted cash in 2023, including employee withholding tax.